Other Income/Expenses - Summary of Finance Costs (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Finance Costs [abstract]
Interest on loans and borrowings	₽ 22,090	₽ 31,231		₽ 35,049
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	1,080	733		847
Interest expense on lease liabilities	1,047	1,217		917
Fines and penalties on overdue leases	157	49		10
Total finance costs related to loans, borrowings and leases	24,374	33,230		36,823
Unwinding of discount on rehabilitation provision	291	304		272
Interest expenses under pension liabilities	286	284		272
Expenses related to discounting of financial instruments	194	45		147
Total	₽ 25,145	₽ 33,863	[1]	₽ 37,514	[1]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).